Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2021
Stockholders’ Deficit [Line Items]
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	2,500,000	2,500,000	2,500,000
Common stock shares outstanding	2,500,000	2,500,000	2,500,000
Subject to possible redemption	550,941	550,941	1,019,465
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Class of warrant or right number of days after the completion of business combination from which warrants or rights becomes exercisable	30 days	30 days
Number of business days	15 days	15 days
Exceeds per share (in Dollars per share)	$ 10
Warrants outstanding				12,850,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Initial public offering	1 year	1 year
Expire year	5 years	5 years
Price per share (in Dollars per share)	$ 0.01	$ 0.01
Notice of redemption period	30 days	30 days
Warrants outstanding	10,000,000	10,000,000	10,000,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Number of trading days determining share price	20 days	20 days
Trading days	30 days	30 days
Warrants outstanding				12,850,000
Common stock, par or stated value per share (in Dollars per share)			$ 0.0001
Share Price Equals or Exceeds Sixteen Point Fifty USD [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Exceeds per share (in Dollars per share)	$ 16.5	$ 16.5